Earnings per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 27, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per Unit
Dilutive instruments		0	0	0
Net income		$ 61,645	$ 51,591	$ 35,872
Less:
Net Income attributable to preferred unitholders		9,686	12,978	11,563
General Partner's interest in Net Income		49	38	24
Deemed dividend on redeemable Series B Preferred Units (Note 8)	$ 1,503	1,503
Net income attributable to common unitholders		$ 50,407	$ 38,575	$ 24,285
Weighted average number of common units outstanding, basic		36,557,558	36,799,490	36,802,247
Weighted average number of common units outstanding, diluted		36,557,558	36,799,490	36,802,247
Earnings per common unit, basic		$ 1.38	$ 1.05	$ 0.66
Earnings per common unit, diluted		$ 1.38	$ 1.05	$ 0.66
Series B Preferred
Earnings per Unit
Net income		$ 2,936	$ 6,228	$ 4,813